ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2020
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
    When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
    The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in 2020
    The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates for significant acquisitions:
Business services
    IndoStar Capital Finance Limited (“IndoStar”)
    On May 27, 2020, the partnership, together with institutional partners, acquired a 31% ownership interest in IndoStar, an Indian financing company focused on commercial vehicle lending and affordable home finance, for consideration of $162 million. The partnership did not receive voting rights with its initial investment and on June 30, 2020 classified the investment as a financial asset measured at fair value through profit and loss.
    On July 8 and 9, 2020, the partnership, together with institutional partners, acquired an additional 26% interest in IndoStar through a Mandatory Tender Offer and a secondary offering, for $114 million and $19 million, respectively, for a total ownership interest of 57%. Upon completion of the additional investment, the partnership received 57% of the voting rights which provided the partnership with control over the business on July 9, 2020. Accordingly, the partnership has consolidated the business for financial reporting purposes. Total consideration for the acquisition, inclusive of the May 27, 2020 transaction was $105 million attributable to the partnership, representing a 20% economic interest. Total acquisition costs of $4 million were recorded as other expense in the consolidated statements of operating results.
    The transaction was accounted for as a business combination achieved in stages. The partnership’s previously held investment in IndoStar was remeasured to fair value prior to the acquisition of additional interests. The fair value approximated carrying value and no cumulative gain or loss arising from changes in the fair value of the investment was recognized.
    The acquisition contributed $1,122 million of loans receivable, $78 million of cash and cash equivalents, $227 million of financial assets, intangible assets of $20 million, net other assets of $34 million and non-recourse borrowings of $988 million. Goodwill of $21 million was recognized and represents the benefits the partnership expects to receive from the integration of the operations. Non-controlling interests of $409 million recognized on business combination were measured at the proportionate share of the fair value of assets acquired and liabilities assumed. The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period.
    The partnership’s results from operations for the year ended December 31, 2020 includes revenues of $86 million and $3 million of net income attributable to the partnership from the acquisition. If the acquisition had been effective January 1, 2020, the partnership would have recorded revenues of $175 million for the year ended December 31, 2020 and a net loss of $7 million attributable to the partnership for the year ended December 31, 2020.
(b)    Acquisitions completed in 2019
    The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Cash	$2,024	$7	$3,732	$5,763
Non-cash consideration	15	1	—	16
Total consideration (1)	$2,039	$8	$3,732	$5,779

(US$ MILLIONS)
Cash and cash equivalents	$319	$—	$11	$330
Accounts receivable and other, net	289	2	1,129	1,420
Inventory, net	41	—	1,765	1,806
Assets held for sale	6	—	—	6
Equity accounted investments	9	—	833	842
Property, plant and equipment	3,030	3	3,578	6,611
Intangible assets	542	7	6,550	7,099
Goodwill (2)	1,575	7	1,750	3,332
Deferred income tax assets	138	—	14	152
Financial assets	4,735	—	27	4,762
Other assets	48	—	339	387
Acquisition gain	(4)	—	—	(4)
Accounts payable and other	(2,734)	(1)	(2,003)	(4,738)
Borrowings	(709)	—	—	(709)
Deferred income tax liabilities	(152)	(2)	(867)	(1,021)
Net assets acquired before non-controlling interests	$7,133	$16	$13,126	$20,275
Non-controlling interests (3) (4)	(5,094)	(8)	(9,394)	(14,496)
Net assets acquired	$2,039	$8	$3,732	$5,779
__________________________________________
(1)Excludes consideration attributable to non-controlling interests, which represents the interest of others in operating subsidiaries.
(2)The finalization of purchase price allocations within the business services and industrials segments resulted in adjustments to the preliminary fair values, including intangible assets, deferred income tax assets, deferred income tax liabilities, equity accounted investments and consideration paid. The offsetting adjustment to goodwill resulted in an increase of $3 million within the business services segment and a decrease of $144 million within the industrials segment. Adjustments to a purchase price allocation within the infrastructure services segment resulted in a decrease to goodwill of $5 million.
(3)Non-controlling interests recognized on business combination were measured at fair value for business services, industrials and infrastructure services.
(4)Non-controlling interests recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for residential mortgage insurance services in the business services segment.
Business services
    Sagen
    On December 12, 2019, together with institutional partners, the partnership acquired Sagen, a Canadian based residential mortgage insurance company, formerly operating as Genworth MI Canada Inc. The partnership’s economic interest prior to syndication to institutional partners was 31% and was acquired for consideration of $854 million. The partnership has a 57% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
    On acquisition, a bargain purchase gain of $4 million was recognized. Intangible assets of $243 million were acquired, primarily comprised the value of insurance contracts in force as at the date of acquisition.
    The partnership’s results from operations for the year ended December 31, 2019 includes $10 million of revenues and $9 million of net income attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenues of $207 million and net income of $98 million attributable to the partnership for the year ended December 31, 2019.
    Healthscope Limited (“Healthscope”)
    On June 6, 2019, together with institutional partners, the partnership acquired Healthscope, an Australian based healthcare provider that operates private hospitals. The partnership’s economic interest prior to syndication to institutional partners was 28% and was acquired for consideration of $1,156 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
    Acquisition costs of approximately $22 million were recorded as other expense on the consolidated statements of operating results. Goodwill of $1,551 million was acquired, which represents the expected growth the partnership expects to receive from the integration of the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $286 million were acquired, primarily comprised customer contracts.
    The partnership’s results from operations for the year ended December 31, 2019 includes $297 million of revenues and $7 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenues of $453 million and net loss of $23 million attributable to the partnership for the year ended December 31, 2019.
    Ouro Verde Locação e Seviços S.A. (“Ouro Verde”)
    On July 8, 2019, the partnership, together with institutional partners, acquired Ouro Verde, a Brazilian heavy equipment and light fleet vehicle management company. The partnership’s economic interest prior to syndication to institutional partners was 38% and was acquired for total consideration of $16 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
    Others
    On August 20, 2019, the partnership, through its road fuel storage and distribution business, completed an acquisition for consideration of $12 million, acquiring the remaining ownership interests in a terminal storage operator in which it previously had an equity interest. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Industrials
    Clarios
    On April 30, 2019, together with institutional partners, the partnership acquired Clarios (formerly known as the “Power Solutions Business of Johnson Controls International plc”), a global producer and distributor of automotive batteries. The partnership’s economic interest prior to syndication to institutional partners was 29% and was acquired for consideration of $3,732 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
    Acquisition costs of approximately $41 million were recorded as other expense on the consolidated statements of operating results. Goodwill of $1,750 million was acquired, which is largely reflective of the potential to innovate and grow the business. $20 million of the goodwill recognized is deductible for income tax purposes. Intangible assets of $6,550 million were acquired, primarily comprised customer relationships, patented technology, and trademarks.
The partnership’s results from operations for the year ended December 31, 2019 includes $1,668 million of revenues and $89 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenues of $2,414 million and net loss of $21 million attributable to the partnership for the year ended December 31, 2019.